Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2019